DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Emerging Markets Fund
Delaware Focus Global Growth Fund
Delaware Global Value Fund
Delaware International Value Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statement of Additional Information dated March 30, 2015

The following information replaces the last two tables in the section in the Funds’ SAI entitled "Investment Manager and Other Service Providers – Distributor”:

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments from the Funds with respect to Class A shares of the Funds as follows:

Limited CDSC Payments — Class A shares

				Delaware
Fiscal	Delaware	Delaware Focus		International
Year	Emerging	Global Growth	Delaware Global	Value Equity
Ended	Markets Fund	Fund	Value Fund	Fund
11/30/14	$6,939	$15	$26	$1,414
11/30/13	$24,681	$7	$4,417	$149
11/30/12	$10,953	$0	$822	$98

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C shares of the Funds as follows:

CDSC Payments — Class C shares
				Delaware
Fiscal	Delaware	Delaware Focus		International
Year	Emerging	Global Growth	Delaware Global	Value Equity
Ended	Markets Fund	Fund	Value Fund	Fund
11/30/14	$26,840	$796	$72	$634
11/30/13	$11,444	$483	$35	$627
11/30/12	$47,404	$5	$125	$749

Please keep this supplement for future reference.

This Supplement is dated February 1, 2016.